SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSOn August 16, 2022, REE filed a shelf registration statement to allow REE to issue, at its discretion, from time to time in one or more offerings to the public, up to a maximum aggregate offering price of $200,000 of REE’s Class A ordinary shares, debt securities, rights, warrants and/or units. REE intends to allocate up to $75,000 of the shelf registration to the sale of REE’s Class A ordinary shares in an at-the-market equity program (the “ATM Facility”) to be entered into once the registration statement is declared effective. The shelf registration has not yet been declared effective, and no sales may be offered or sold under the shelf registration until it becomes effective.